GOODWILL (Details) - Schedule of Goodwill - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GOODWILL (Details) - Schedule of Goodwill [Line Items]
At 1 January	£ 2,324	£ 2,310
Acquisition of businesses	0	14
Impairment charged to the income statement	(4)	0
At 31 December	2,320	2,324
Cost
GOODWILL (Details) - Schedule of Goodwill [Line Items]
At 1 January	2,664
At 31 December	2,664	2,664
Accumulated impairment losses
GOODWILL (Details) - Schedule of Goodwill [Line Items]
At 1 January	340
At 31 December	£ 344	£ 340